UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21734

PIMCO Global StocksPLUS & Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, NY 10105
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: March 31, 2008

Date of reporting period: September 30, 2007

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.      REPORT TO SHAREHOLDERS

PIMCO Global StocksPLUS & Income Fund

Semi-Annual Report
September 30, 2007

Contents

Letter to Shareholders	1

Fund Insights/Performance & Statistics	2

Schedule of Investments	3-12

Statement of Assets and Liabilities	13

Statement of Operations	14

Statement of Changes in Net Assets	15

Statement of Cash Flows	16

Notes to Financial Statements	17-26

Financial Highlights	27

Matters Relating to the Trustees’ Consideration
of the Investment Management & Portfolio
Management Agreements	28-29

Annual Shareholder Meeting Results	30

PIMCO Global StocksPLUS & Income Fund Letter to Shareholders

November 1, 2007

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the PIMCO Global StocksPLUS & Income Fund (the “Fund”) for the six-month period ended September 30, 2007.

During the period, a weakening U.S. dollar helped international equity markets to perform in line with the domestic equity market. The Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) advanced 8.72% in U.S. dollar-denominated returns while the S&P 500 Index returned 8.44% . The broad bond market was also positive, with the Lehman Brothers Aggregate Bond Index returning 2.31% .

If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 331-1710. In addition, a wide range of information and resources is available on our Web site, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and Pacific Investment Management Company LLC, the Fund’s sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

9.30.07 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 1

PIMCO Global StocksPLUS & Income Fund Fund Insights/Performance & Statistics
September 30, 2007 (unaudited)

•  For the six-month period ended September 30, 2007, the Fund returned 3.79% on net asset value (“NAV”) and (6.26)% on market price.

•  The Fund’s exposure to the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) delivered positive returns during the period.

•  The Fund’s equity option strategy, which involves exposure to domestic equities through the ownership of S&P 500 futures contracts, was a positive contributor to performance due to option premiums collected on written call options.

•  The Fund’s fixed income positions had an average duration of 1.8 years during the reporting period, which contributed to returns as relevant rates fell. U.S. Treasury yields in the two-year portion of the yield curve fell to 4.05%, as the Federal Reserve lowered the Federal Funds rate by 0.50%.

•  The Fund’s fixed income portfolio emphasized high-quality mortgages, which provided additional income over treasuries during the reporting period. Overall, the sector detracted from price performance as mortgage prices came under pressure due to escalated volatility and a flight-to-quality effect.

•  The Fund’s exposure to emerging market debt contributed to returns throughout the reporting period. After reaching historic low levels in mid-June,

emerging market spreads widened to 12-month high levels in mid-September and ended the six-month period with unfavorable price returns. Elevated risk aversion, due in part to sub-prime mortgage turmoil, lowered prices of emerging market bonds and other credit-sensitive assets.

•  High Yield bond holdings, approximately 20% of investments, provided income during the reporting period.
However, abated credit risk appetite, led by sub-prime mortgage concerns, resulted negatively on prices.

Total Return(1) :	Market Price	Net Asset Value (“NAV”)
Six Months	(6.26)%	3.79%
1 Year	1.65%	14.60%
Commencement of Operations (5/31/05) to 9/30/07	9.13%	16.50%
Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (5/31/05) to 9/30/07	Market Price	$24.60
	NAV	$27.48
	Discount to NAV	(10.48)%
	Market Price Yield(2)	8.94%
Moody’s Rating (as a % of total investments)

(1) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all of the Fund’s income dividends and capital gain distributions have been reinvested. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized fiscal year to date (six months ended September 30, 2007) dividends to shareholders by the market price per share at September 30, 2007.

2 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.07

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2007 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
U.S. GOVERNMENT AGENCY SECURITIES—49.1%
	Fannie Mae,
$ 1,074	5.50%, 11/1/34, MBS	Aaa/AAA	$ 1,054,684
1,269	5.50%, 1/1/35, MBS	Aaa/AAA	1,242,508
8,032	6.00%, 3/1/30, MBS (i)	Aaa/AAA	8,077,359
6,846	6.00%, 5/25/31, CMO (i)	Aaa/AAA	6,875,647
1,900	6.50%, 2/1/30, MBS (i)	Aaa/AAA	1,942,014
13	6.50%, 6/1/31, MBS	Aaa/AAA	13,520
185	6.50%, 9/1/31, MBS	Aaa/AAA	187,694
354	6.50%, 11/1/31, MBS	Aaa/AAA	359,053
601	6.50%, 7/1/32, MBS	Aaa/AAA	611,655
771	6.50%, 9/1/32, MBS	Aaa/AAA	782,334
812	6.50%, 2/25/33, CMO	Aaa/AAA	839,821
187	6.50%, 10/1/33, MBS	Aaa/AAA	191,005
549	6.50%, 12/1/33, MBS	Aaa/AAA	558,356
404	6.622%, 11/1/28, FRN, MBS	Aaa/AAA	409,800
1,175	6.95%, 8/25/21, CMO	Aaa/AAA	1,227,135
796	7.00%, 8/25/21, CMO	Aaa/AAA	837,137
997	7.00%, 9/25/21, CMO	Aaa/AAA	1,049,247
179	7.00%, 12/25/23, CMO	Aaa/AAA	193,839
1,133	7.00%, 11/1/24, MBS	Aaa/AAA	1,173,830
442	7.00%, 2/1/31, MBS	Aaa/AAA	455,815
204	7.00%, 6/25/32, CMO	Aaa/AAA	212,046
66	7.00%, 1/25/48, CMO	Aaa/AAA	69,021
101	7.50%, 7/25/22, CMO	Aaa/AAA	107,595
123	7.50%, 6/1/32, MBS	Aaa/AAA	126,937
28	7.50%, 10/1/32, MBS	Aaa/AAA	29,314
125	7.80%, 6/25/26, ABS, VRN	Aaa/AAA	129,473
258	8.00%, 3/25/21, CMO	Aaa/AAA	277,491
4,265	8.00%, 8/1/32, MBS (i)	Aaa/AAA	4,515,658
	Fannie Mae Whole Loan, CMO,
108	6.50%, 6/25/28	Aaa/AAA	111,472
1,980	7.50%, 2/25/42, VRN	Aaa/AAA	2,066,961
379	10.239%, 12/25/42, VRN	Aaa/AAA	409,945
4,000	Federal Home Loan Bank, zero coupon, 2/27/12,
	Ser. 2D12, VRN (i)	Aaa/AAA	3,899,600
	Federal Home Loan Mortgage Corp. Structured Pass
	Through Securities, CMO,
144	6.50%, 7/25/43	Aaa/AAA	148,656
2,095	7.00%, 7/25/32, VRN	Aaa/AAA	2,173,031
	Freddie Mac,
94	4.50%, 11/15/25, CMO	Aaa/AAA	93,705
2,959	6.00%, 5/1/30, MBS	Aaa/AAA	2,981,336
16,237	6.00%, 5/1/34, MBS (i)	Aaa/AAA	16,293,683
2,000	6.50%, 10/15/23, CMO	Aaa/AAA	2,063,274

9.30.07 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 3

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2007 (unaudited) (continued)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
U.S. GOVERNMENT AGENCY SECURITIES (continued)
$ 851	6.50%, 4/15/24, CMO	Aaa/AAA	$ 881,374
3,353	6.50%, 6/15/31, CMO (i)	Aaa/AAA	3,444,275
3,420	6.50%, 8/15/31, CMO	Aaa/AAA	3,486,873
4,993	6.50%, 2/15/32, CMO (i)	Aaa/AAA	5,163,865
953	6.50%, 2/1/34, MBS	Aaa/AAA	970,907
350	6.50%, 3/1/34, MBS	Aaa/AAA	354,333
568	6.50%, 5/1/34, MBS	Aaa/AAA	578,729
3,550	6.50%, 7/1/34, MBS	Aaa/AAA	3,615,293
285	6.50%, 8/1/34, MBS	Aaa/AAA	289,229
365	6.50%, 11/1/34, MBS	Aaa/AAA	370,642
11,184	6.50%, 12/1/34, MBS (i)	Aaa/AAA	11,442,675
5,612	6.50%, 4/1/35, MBS (i)	Aaa/AAA	5,742,134
11,534	6.50%, 2/1/36, MBS (i)	Aaa/AAA	11,778,907
731	6.95%, 7/15/21, CMO	Aaa/AAA	729,176
1,246	6.981%, 8/25/22, CMO, FRN (b)	Aaa/AAA	1,292,308
281	7.00%, 5/15/21, CMO	Aaa/AAA	296,507
112	7.00%, 12/15/21, CMO	Aaa/AAA	116,254
40	7.00%, 8/15/23, CMO	Aaa/AAA	41,575
100	7.00%, 6/15/29, CMO	Aaa/AAA	105,277
5,771	7.00%, 6/15/31, CMO (i)	Aaa/AAA	5,962,898
4,177	7.00%, 8/1/36, MBS	Aaa/AAA	4,269,886
1,270	7.50%, 9/15/30, CMO	Aaa/AAA	1,291,156
48	7.50%, 1/15/31, CMO	Aaa/AAA	47,586
696	8.50%, 5/17/10, MBS	Aaa/AAA	711,863
25	9.50%, 4/15/20, CMO	Aaa/AAA	26,167
	Total U.S. Government Agency Securities (cost—$127,684,790)		126,801,540

CORPORATE BONDS & NOTES—23.5%
	Airlines—2.9%
2,500	American Airlines, Inc., pass thru certificates,
	6.817%, 11/23/12, Ser. 01-1	Ba1/BB+	2,440,674
1,483	Continental Airlines, Inc., pass thru certificates,
	8.048%, 5/1/22, Ser. 00-1	Baa2/BBB+	1,588,269
	United Air Lines, Inc.,
960	6.201%, 3/1/10, Ser. 01-1, pass thru certificates	Ba2/BBB	957,222
2,500	6.636%, 7/2/22 (d)	Baa2/BBB	2,500,000
			7,486,165
	Automotive—0.4%
1,000	Tenneco Automotive, Inc., 8.625%, 11/15/14	B3/B	1,012,500

4 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.07

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2007 (unaudited) (continued)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
CORPORATE BONDS & NOTES (continued)
	Financial Services—8.7%
$ 100	Ajax Re Ltd., 11.944%, 5/8/09, FRN (a)(b)(d)	NR/BB	$ 100,400
£1,200	Argon Capital PLC, 8.162%, 10/5/12 (e)(j)	Aa3/A	2,534,910
$2,700	C10 Capital SPV Ltd., 6.722%, 12/31/16 (j)	NR/BBB-	2,594,565
€4,600	General Electric Capital Corp., 4.625%, 9/15/66, VRN (a)(d)	Aa1/AA+	6,088,090
	General Motors Acceptance Corp.,
$125	4.25%, 3/15/09	Ba1/BB+	117,764
2,000	6.00%, 12/15/11	Ba1/BB+	1,847,624
2,500	6.808%, 5/15/09, FRN	Ba1/BB+	2,408,730
5,000	Morgan Stanley, 5.81%, 10/18/16, FRN	Aa3/AA-	4,791,805
2,000	Osiris Capital PLC, 10.36%, 1/15/10, Ser. D, FRN (a)(b)(d)(f)	Ba1/BB+	2,026,800
			22,510,688
	Healthcare & Hospitals—0.6%
	HCA, Inc.,
1,000	6.375%, 1/15/15	Caa1/B-	855,000
700	9.25%, 11/15/16 (a)(d)	B2/BB-	745,500
			1,600,500
	Insurance—0.8%
1,000	Foundation Re II Ltd., 12.27%, 11/26/10, FRN (a)(b)(d)(f)	Ba1/BB+	1,026,550
1,000	Mystic Re Ltd., 11.841%, 12/5/08, Ser. A, FRN (a)(b)(d)(f)	A1/BB+	1,013,900
			2,040,450
	Metals & Mining—1.2%
	Vale Overseas Ltd.,
1,250	6.25%, 1/11/16	Baa3/BBB	1,264,999
700	6.25%, 1/23/17	Baa3/BBB	711,339
1,000	6.875%, 11/21/36	Baa3/BBB	1,035,267
			3,011,605
	Oil & Gas—1.8%
4,000	Gazprom AG, 9.625%, 3/1/13	A3/BBB	4,652,400
	Paper/Paper Products—0.9%
	Georgia-Pacific Corp. (a)(d),
500	7.00%, 1/15/15	Ba3/B	490,000
2,000	7.125%, 1/15/17	Ba3/B	1,945,000
			2,435,000
	Printing/Publishing—0.2%
500	RH Donnelley Corp., 8.875%, 1/15/16, Ser. A-3	B3/B	511,875
	Retail—1.1%
2,886	CVS Lease Pass Through, 5.88%, 1/10/28 (a)(b)(d)	Baa2/BBB+	2,773,951

9.30.07 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 5

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2007 (unaudited) (continued)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
CORPORATE BONDS & NOTES (continued)
	Utilities—4.9%
$ 2,000	Dynegy Holdings, Inc., 8.375%, 5/1/16	B2/B-	$ 2,020,000
	Nevada Power Co.,
2,500	6.50%, 5/15/18, Ser. O	Baa3/BB+	2,525,777
3,000	6.65%, 4/1/36, Ser. N	Baa3/BB+	2,993,001
5,000	TECO Energy, Inc., 6.75%, 5/1/15	Ba1/BB	5,142,285
			12,681,063
	Total Corporate Bonds & Notes (cost—$61,120,704)		60,716,197

MORTGAGE-BACKED SECURITIES—15.7%
234	Bear Stearns Asset Backed Securities, Inc.,
	5.00%, 1/25/34, CMO	Aaa/AAA	232,209
	Bear Stearns Second Lien Trust, CMO, FRN (a)(b)(d),
1,500	5.931%, 12/25/36, Ser. M1 (f)	Aa1/BB+	1,493,656
1,000	8.005%, 12/25/36, Ser. B2	Baa2/B-	366,250
489	8.005%, 12/25/36, Ser. B3	Baa3/B-	145,786
1,600	8.005%, 12/25/36, Ser. B4 (f)	Ba1/CCC	489,607
1,810	Charlotte Gateway Village LLC, 6.41%, 12/1/16, CMO (a)(d)(f)	Aa1/AA+	1,887,741
	Countrywide Alternative Loan Trust, CMO,
170	5.531%, 3/25/34, FRN	Aaa/AAA	169,909
359	6.25%, 9/25/34	Aaa/AAA	362,979
2,453	6.50%, 7/25/35	Aaa/AAA	2,332,980
	Countrywide Home Loan Mortgage Pass Through Trust,
	CMO, FRN
294	5.313%, 8/25/18	NR/AAA	291,984
500	5.591%, 9/25/34	Aaa/AAA	499,728
259	5.631%, 3/25/34	Aaa/NR	257,411
	First Horizon Asset Securities, Inc., CMO, FRN,
541	5.110%, 10/25/34	Aaa/AAA	542,701
57	5.261%, 12/27/32	Aaa/AAA	57,541
200	5.631%, 3/25/18	NR/AAA	199,439
2,107	6.267%, 2/25/36	Aaa/AAA	2,137,405
377	First Republic Mortgage Loan Trust,
	6.053%, 8/15/32, CMO, FRN	Aaa/AAA	375,665
3,086	GSMPS Mortgage Loan Trust, 7.00%, 6/25/43, CMO (a)(d)	NR/NR	3,174,437
	Harborview Mortgage Loan Trust, CMO, FRN,
46	5.773%, 3/19/35	Aaa/AAA	44,641
506	7.449%, 11/19/34	Aaa/AAA	513,293
¥149,856	JLOC 36, LLC, 1.188%, 2/16/16, Class A1, FRN (a)(d)(f)	Aaa/AAA	1,301,241
$ 1,943	JP Morgan Alternative Loan Trust, 7.00%, 12/25/35, CMO	NR/AAA	1,993,865
3,486	MASTR Reperforming Loan Trust, 8.00%, 7/25/35, CMO	Aaa/AAA	3,633,108
1,000	Multi-Family Capital Access One, Inc.,
	8.949%, 1/15/24, Ser. 1, CMO, VRN	NR/NR	1,032,610

6 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.07

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2007 (unaudited) (continued)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
MORTGAGE-BACKED SECURITIES (continued)
	Nomura Asset Acceptance Corp., CMO,
$ 119	5.521%, 10/25/34, FRN	Aaa/AAA	$ 119,103
1,995	7.50%, 3/25/34 (a)(d)	Aaa/AAA	2,099,506
631	Provident Funding Mortgage Loan Trust,
	4.415%, 4/25/34, CMO, VRN	Aaa/AAA	622,928
652	Residential Asset Securitization Trust,
	5.581%, 2/25/34, CMO, FRN (i)	NR/AAA	649,834
874	Residential Funding Mortgage Sec. I,
	5.531%, 7/25/18, CMO, FRN	NR/AAA	871,167
51	SACO I, Inc., 7.00%, 8/25/36, CMO (a)(d)(f)	Aaa/NR	52,674
	Sequoia Mortgage Trust, CMO, FRN,
168	5.876%, 10/20/27	Aaa/AAA	168,146
191	5.896%, 10/20/27	Aaa/AAA	191,101
624	6.709%, 8/20/34	Aaa/AAA	629,098
56	6.940%, 9/20/32	Aaa/AAA	56,036
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
458	4.26%, 3/25/34, VRN	Aaa/AAA	451,807
836	6.333%, 5/25/35, FRN	Aaa/AAA	833,228
4,253	Structured Asset Securities Corp.,
	7.50%, 10/25/36, CMO (a)(d)(i)	Aaa/AAA	4,576,703
	Washington Mutual, Inc., CMO,
622	3.423%, 5/25/33, VRN	Aaa/AAA	619,953
202	4.117%, 1/25/33, FRN	Aaa/AAA	201,356
862	4.556%, 2/25/33, FRN	Aaa/AAA	861,085
525	4.585%, 4/25/35, VRN	Aaa/AAA	518,730
22	6.383%, 6/25/42, FRN	Aaa/AAA	21,996
73	6.383%, 8/25/42, FRN	Aaa/AAA	72,918
3,216	Washington Mutual, Inc., pass thru certificates,
	6.50%, 11/25/18, CMO	Aaa/AAA	3,274,654
75	Wells Fargo MBS Trust, 3.539%, 9/25/34, CMO, FRN	Aaa/AAA	73,626
	Total Mortgage-Backed Securities (cost—$40,621,113)		40,501,835

ASSET-BACKED SECURITIES—10.8%
2,098	Aircraft Certificate Owner Trust, 6.455%, 9/20/22 (a)(d)	Aaa/AAA	2,130,263
1,150	Ameriquest Mortgage Securities, Inc.,
	9.008%, 2/25/33, FRN	Ba2/CCC	554,866
	Bear Stearns Asset Backed Securities, Inc.,
2,835	5.706%, 7/25/36, VRN (i)	Aaa/AAA	2,814,438
1,251	6.503%, 10/25/37, FRN	Aaa/AAA	1,246,722
39	Cendant Mortgage Corp., 6.00%, 7/25/43, VRN (a)(d)	NR/NR	39,001
3	Countrywide Asset-Backed Certificates,
	5.411%, 4/25/34, FRN	Aaa/AAA	2,633

9.30.07 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 7

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2007 (unaudited) (continued)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
ASSET-BACKED SECURITIES (continued)
	Countrywide Home Equity Loan Trust, FRN,
$ 140	5.973%, 4/15/30	Aaa/AAA	$ 138,156
82	5.973%, 1/15/34	Aaa/AAA	80,755
319	CS First Boston Mortgage Securities Corp.,
	7.481%, 8/25/32, FRN	A2/BB	252,885
1,702	Denver Arena Trust, 6.94%, 11/15/19 (a)(d)	NR/NR	1,684,752
	Green Tree Financial Corp.,
4,636	6.22%, 3/1/30	NR/BBB	4,720,615
1,239	6.53%, 4/1/30, VRN	Ba3/NR	1,217,573
2,880	6.53%, 2/1/31, VRN	NR/B-	2,480,628
2,732	6.81%, 12/1/27, VRN	Ba1/BBB	2,702,491
2,000	GSAMP Trust, 5.281%, 10/25/36, FRN	Aaa/AAA	1,770,821
	Long Beach Mortgage Loan Trust, FRN,
988	6.556%, 3/25/32	Aa2/NR	865,795
892	7.606%, 3/25/32	Ba3/NR	449,804
350	Master Asset Backed Securities Trust,
	5.551%, 3/25/35, FRN	Aa1/AA+	320,802
2,578	Oakwood Mortgage Investors, Inc., 6.34%, 4/15/29	Ba1/B	2,536,004
1,346	Residential Asset Mortgage Products, Inc.,
	5.251%, 10/25/36, FRN	Aaa/AAA	1,336,083
2,400	TABS Ltd., 6.694%, 2/12/47, FRN (a)(d)(f)	A2/A	288,490
96	Wachovia Asset Securitization, Inc.,
	5.561%, 12/25/32, FRN	Aaa/AAA	94,968
	Total Asset-Backed Securities (cost—$28,833,153)		27,728,545

SENIOR LOANS (a)(c)—5.5%
	Automotive —0.7%
1,985	Ford Motor Corp., 8.70%, 11/29/13, Term B		1,929,861
	Automotive Products—0.2%
500	Delphi Corp., 8.125%, 12/31/07, Term C		498,750
	Commercial Products—0.3%
	Hertz Corp., Term B,
111	5.238%, 12/21/12		109,594
243	6.88%, 12/20/12		239,713
35	7.55%, 12/21/12		34,175
1	7.55%, 12/21/12 (b)		1,527
340	7.56%, 12/21/12		335,247
			720,256
	Computer Services—0.2%
490	SunGard Data Systems, Inc., 7.356%, 2/11/13		482,559

8 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.07

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2007 (unaudited) (continued)
Principal
Amount
(000)		Value
SENIOR LOANS (continued)
	Entertainment—0.4%
$ 492	MGM Studios, 8.448%, 4/8/12, Term B	$ 472,549
	Warner Music Group, Inc., Term B,
90	7.36%, 2/27/11	88,572
35	7.36%, 2/28/11	34,132
127	7.499%, 2/27/11	123,943
235	7.541%, 2/27/11	229,764
		948,960
	Financial Services—0.5%
1,250	Shackleton Crean Event Management, 12.875%, 8/1/08 (b)	1,225,000
	Healthcare & Hospitals—1.9%
	Davita, Inc.,
161	6.68%, 10/5/12, Term B1	158,696
196	6.70%, 10/5/12, Term B	193,066
549	6.86%, 10/5/12, Term B	539,718
50	7.00%, 10/5/12, Term B	49,018
44	7.01%, 10/5/12, Term B	43,251
2,977	HCA, Inc., 7.448%, 11/14/13, Term B	2,925,394
	Healthsouth Corp.,
9	7.63%, 3/21/10	8,847
1,118	7.85%, 2/2/13	1,089,182
		5,007,172
	Paper/Paper Products—1.1%
	Georgia-Pacific Corp., Term B,
241	6.948%, 12/20/12	236,247
286	7.264%, 12/20/12	280,412
2,428	7.474%, 12/20/12	2,383,502
		2,900,161
	Waste Disposal—0.2%
	Allied Waste North America, Inc.,
153	5.121%, 1/15/12	151,003
138	6.65%, 3/28/14, Term B	136,658
74	6.88%, 3/28/14, Term B	73,394
56	7.11%, 3/28/14, Term B	54,663
9	7.14%, 3/28/14, Term B	9,111
		424,829
	Total Senior Loans (cost—$14,418,618)	14,137,548

9.30.07 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 9

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2007 (unaudited) (continued)
Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value
SOVEREIGN DEBT OBLIGATIONS—1.6%
	Ukraine—1.6%
	Republic of Ukraine,
$ 2,000	6.875%, 3/4/11	B1/BB-	$ 2,060,680
2,000	7.65%, 6/11/13	B1/BB-	2,140,100
	Total Sovereign Debt Obligations (cost—$4,219,803)		4,200,780

MUNICIPAL BONDS & NOTES—0.9%
	South Carolina—0.1%
387	Tobacco Settlement Rev. Management Auth.,
	7.666%, 5/15/16	Baa2/BBB	388,130
	West Virginia—0.8%
2,000	Tobacco Settlement Finance Auth. Rev.,
	7.467%, 6/1/47, Ser. A	Baa3/BBB	1,968,980
	Total Municipal Bonds & Notes (cost—$2,276,501)		2,357,110

SHORT-TERM INVESTMENTS—17.4%
	U.S. Treasury Bills (g)—9.3%
24,295	3.583%-4.62%, 11/29/07-12/13/07 (cost—$24,110,221)		24,040,334
	Corporate Notes—2.8%
	Financial Services—2.7%
2,000	SLM Corp., 3.625%, 3/17/08	A2/BBB+	1,978,104
5,000	VTB Capital S.A., 5.956%, 8/1/08, FRN (a)(d)	A2/BBB+	4,956,250
			6,934,354
	Insurance—0.1%
250	Shackleton Reinsurance Ltd.,
	13.358%, 2/7/08, FRN (a)(b)(d)(f)	Ba3/BB	252,275
	Total Corporate Notes (cost—$7,226,654)		7,186,629
	Commercial Paper—2.4%
	Financial Services—2.4%
6,100	Rabobank U.S.A. Financial Corp.,
	4.90%, 10/1/07 (cost—$6,100,000)	P-1/A-1+	6,100,000
	U.S. Government Agency Securities—0.0%
3	Freddie Mac, 6.30%, 7/15/08, CMO, FRN (cost—$3,222)	Aaa/AAA	3,224
	Repurchase Agreement—2.9%
7,579	State Street Bank & Trust Co.,
	dated 9/28/07, 4.40%, due 10/1/07,
	proceeds $7,581,779; collateralized by
	Federal Home Loan Bank, 4.50%, due
	10/9/09, valued at $7,733,475 including
	accrued interest (cost—$7,579,000)		7,579,000
	Total Short-Term Investments (cost—$45,019,097)		44,909,187

10 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.07

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2007 (unaudited) (continued)
Contracts/
Notional
Amount		Value
OPTIONS PURCHASED (h)—1.1%
	Call Options—0.6%
$ 314,500,000	9-Year Interest Rate Swap, OTC,
	Pay 3-Month USD LIBOR Floating Rate Index,
	strike rate 4.66%, expires 2/21/08 (b)	$ 1,511,267
	Put Options—0.5%
314,500,000	9-Year Interest Rate Swap, OTC,
	Pay 3-Month USD LIBOR Floating Rate Index,
	strike rate 5.84%, expires 2/21/08 (b)	970,368
425	Financial Future Euro—90 day, CME,
	strike price $93, expires 6/16/08	1
	S&P 500 Index, CBOE,
99	strike price $700, expires 12/20/07	—
250	strike price $1,450, expires 10/19/07	300,000
		1,270,369
	Total Options Purchased (cost—$4,131,215)	2,781,636
	Total Investments before options written
	(cost—$328,324,994)—125.6%	324,134,378

OPTIONS WRITTEN (h)—(0.6)%
	Call Options—(0.6)%
284	S&P 500 Index, CBOE,
	strike price $1,540, expires 10/19/07
	(premium received—$1,968,634)	(1,569,100)
	Total Investments net of options written
	(cost—$326,356,360)—125.0%	322,565,278
	Other liabilities in excess of other assets—(25.0)%	(64,454,100)
	Net Assets—100.0%	$ 258,111,178

9.30.07 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 11

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
September 30, 2007 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $55,286,371, representing 21.42% of net assets.

(b)	Illiquid security.

(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on September 30, 2007.

(d)

144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued security. To be settled/delivered after September 30, 2007.

(f)	Fair-valued security—Securities with an aggregate value of $9,832,934, representing 3.81% of net assets, have been fair-valued.

(g)	All or partial amount segregated as collateral for futures contracts and options written.

(h)	Non-income producing.

(i)	All or partial amount segregated as collateral for reverse repurchase agreements.

(j)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.

Glossary:
£—British Pound
€—Euros
¥—Japanese Yen

ABS—Asset Backed Securities
CBOE—Chicago Board Options Exchange
CME—Chicago Mercantile Exchange
CMO—Collateralized Mortgage Obligation
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on September 30, 2007.
LIBOR—London Inter-bank Offered Rate MBS—Mortgage-Backed Securities
NR—Not Rated
OTC—Over the Counter
VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on September 30, 2007.

12 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.07 | See accompanying Notes to Financial Statements

PIMCO Global StocksPLUS & Income Fund	Statement of Assets
September 30, 2007 (unaudited)	and Liabilities
Assets:
Investments, at value (cost—$328,324,994)	$324,134,378
Cash (including foreign currency of $394,299 with a cost of $386,129)	619,268
Unrealized appreciation of swaps	28,671,411
Receivable for swaps terminated	23,836,908
Premium for swaps purchased	13,702,137
Interest receivable	2,266,474
Receivable for variation margin on futures contracts	1,998,945
Prepaid expenses	10,246
Total Assets	395,239,767

Liabilities:
Payable for reverse repurchase agreements	87,494,000
Unrealized depreciation of swaps	39,247,545
Payable for investments purchased	2,853,273
Payable for variation margin on futures contracts	2,447,183
Dividends payable to shareholders	1,721,860
Options written, at value (premiums received—$1,968,634 )	1,569,100
Premium for swaps sold	950,643
Unrealized depreciation of forward foreign currency contracts	385,364
Investment management fees payable	277,872
Interest payable for reverse repurchase agreements	80,812
Accrued expenses	100,937
Total Liabilities	137,128,589
Net Assets	$258,111,178

Composition of Net Assets:
Common Stock:
Par value ($0.00001 per share, applicable to 9,391,112 shares issued and outstanding)	$94
Paid-in-capital in excess of par	223,934,303
Dividends in excess of net investment income	(4,696,072)
Accumulated net realized gain	49,776,698
Net unrealized depreciation of investments, futures contracts, options written,
swaps and foreign currency transactions	(10,903,845)
Net Assets	$258,111,178
Net Asset Value Per Share	$27.48

See accompanying Notes to Financial Statements | 9.30.07 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 13

PIMCO Global StocksPLUS & Income Fund Statement of Operations
Six months ended September 30, 2007 (unaudited)
Investment Income:
Interest	$9,818,653
Facility and other fee income	3,067
Total Investment Income	9,821,720

Expenses:
Interest expense	2,477,387
Investment management fees	1,755,689
Custodian and accounting agent fees	55,092
Shareholder communications	52,315
Audit and tax services	46,352
Transfer agent fees	14,490
Trustees’ fees and expenses	12,614
New York Stock Exchange listing fees	12,243
Legal fees	10,202
Insurance expense	2,620
Miscellaneous	1,296
Total expenses	4,440,300
Less: custody credits earned on cash balances	(7,812)
Net expenses	4,432,488

Net Investment Income	5,389,232

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(6,488,786)
Futures contracts	371,125
Options written	2,040,072
Swaps	61,018,809
Foreign currency transactions	(2,293)
Net change in unrealized appreciation/depreciation of:
Investments	(3,796,604)
Futures contracts	2,584,762
Options written	1,243,153
Swaps	(52,293,992)
Foreign currency transactions	(402,073)
Net realized and change in unrealized gain on investments, futures contracts, options written,
swaps and foreign currency transactions	4,274,173
Net Increase in Net Assets Resulting from Investment Operations	$9,663,405

14 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.07 | See accompanying Notes to Financial Statements

PIMCO Global StocksPLUS & Income Fund	Statement of Changes in
Net Assets
	Six Months
	ended
	September 30, 2007	Year ended
	(unaudited)	March 31, 2007
Investment Operations:
Net investment income	$5,389,232	$9,680,243
Net realized gain on investments, futures contracts, options written,
swaps and foreign currency transactions	56,938,927	7,767,446
Net change in unrealized appreciation/depreciation of investments,
futures contracts, options written, swaps and foreign currency transactions	(52,664,754)	19,550,539
Net increase in net assets resulting from investment operations	9,663,405	36,998,228
Dividends and Distributions to Shareholders from:
Net investment income	(10,331,163)	(20,958,932)
Net realized gains	—	(1,872,775)
Total dividends and distributions to shareholders	(10,331,163)	(22,831,707)
Capital Share Transactions:
Net increase from reinvestment of dividends and distributions	—	1,631,082
Total increase (decrease) in net assets	(667,758)	15,797,603

Net Assets:
Beginning of period	258,778,936	242,981,333
End of period (including undistributed (dividends in excess of)
net investment income of $(4,696,072) and $245,859, respectively)	$258,111,178	$258,778,936

Shares Issued in Reinvestment of Dividends and Distributions:	—	61,291

See accompanying Notes to Financial Statements | 9.30.07 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 15

PIMCO Global StocksPLUS & Income Fund Statement of Cash Flows
Six months ended September 30, 2007 (unaudited)
Cash Flows provided by Operating Activities:
Purchases of long-term investments	$(186,336,604)
Proceeds from sales of long-term investments	191,217,695
Interest and facility and other fee income received	9,676,025
Net cash provided by options written	11,725,522
Net cash provided by swap transactions	5,307,009
Operating expenses paid	(4,473,584)
Net cash provided by futures transactions	3,400,955
Net realized gain on foreign currency transactions	5,877
Net increase in short-term investments	(11,655,576)
Net cash provided by operating activities*	18,867,319

Cash Flows used for Financing Activities:
Decrease in reverse repurchase agreements	(8,952,000)
Cash dividends paid	(10,331,163)
Net cash used for financing activities	(19,283,163)

Net decrease in cash	(415,844)
Cash at beginning of period	1,035,112
Cash at end of period	619,268

Reconciliation of Net Increase in Net Assets Resulting from Investment
Operations to Net Cash Provided by Operating Activities:
Net increase in net assets resulting from investment operations	9,663,405
Decrease in payable for investments purchased	(37,008,319)
Decrease in interest receivable	429,715
Increase in premium for swaps purchased	(12,604,839)
Increase in receivable for swaps terminated	(23,836,908)
Decrease in premium for swaps sold	(19,270,053)
Increase in premium on options written	259,753
Decrease in prepaid expenses	9,879
Decrease in investment management fees payable	(9,912)
Increase in net unrealized depreciation of swaps	52,293,992
Increase in net payable for variation margin on futures contracts	445,068
Increase in net unrealized appreciation of options written	(1,243,153)
Increase in net unrealized depreciation of forward foreign currency contracts	403,939
Decrease in accrued expenses	(70,295)
Increase in interest payable on reverse repurchase agreements	29,232
Net decrease in investments	49,375,815

Net cash provided by operating activities	$18,867,319

* Included in operating expenses is cash paid for interest for reverse repurchase agreements of $2,477,387.

16 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.07 | See accompanying Notes to Financial Statements

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies

PIMCO Global StocksPLUS & Income Fund (the “Fund”), was organized as a Massachusetts business trust on February 16, 2005. Prior to commencing operations on May 31, 2005, the Fund had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940 as amended, and the sale and issuance of 4,189 shares of beneficial interest at an aggregate price of $100,012 to Allianz Global Investors of America, L.P. (“Allianz Global”). Allianz Global Investors Fund Management LLC (the “Investment Manager”), is an indirect wholly-owned subsidiary of Allianz Global. Allianz Global is an indirect, majority-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Fund has an unlimited amount of $0.00001 par value common stock authorized.

The Fund’s investment objective is to seek total return comprised of current income, current gains and long-term capital appreciation.

The Fund normally attempts to achieve its investment objective by investing in equity index derivative instruments relating to U.S. and non-U.S. markets, backed by an actively-managed, low duration (one to three year) debt portfolio with an average credit quality that is investment grade. The Fund currently intends to gain substantially all of its equity index exposure by investing in equity index derivatives based on the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) and the Morgan Stanley Capital International® Europe, Australasia, Far East Index (the “MSCI EAFE Index”). The Fund also will employ a strategy of writing (selling) call options on U.S. equity indexes, seeking to generate gains from option premiums which may limit the Fund’s gains from increases in the S&P 500 Index. Typically, substantially all the Fund’s assets will be invested in a portfolio of income-producing debt securities and debt-related derivative securities.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Fund management has determined that its evaluation of the Interpretation has resulted in no impact to the Fund’s financial statements at September 30, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards (“SFAS”) 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing SFAS 157 against its current valuation policies to determine future applicability.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from

9.30.07 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 17

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair value pursuant to procedures approved by the Fund’s Board of Trustees, which include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Facility and other fee income (such as origination fees) received by the Fund are amortized as income over the expected term of the senior loan. Commitment fees received by the Fund relating to unfunded purchase commitments are deferred and amortized to facility fee income over the period of the commitment.

(c) Federal Income Taxes
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

(d) Dividends and Distributions
The Fund declares dividends monthly to shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in capital in excess of par.

(e) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

18 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.07

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(f) Option Transactions
The Fund may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as a part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value.

(g) Interest Rate/Credit Default/Total Return Swaps
The Fund enters into interest rate, credit default and total return swap contracts (“swaps”) for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund would be required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Fund are included as part of realized gain (loss) and or change in unrealized appreciation/depreciation on the Statement of Operations.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return on the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Swaps are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund’s Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/ delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

9.30.07 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 19

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(h) Senior Loans
The Fund purchases assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(i) Repurchase Agreements
The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

(j) Reverse Repurchase Agreements
In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed date and price. Generally, the effect of such a transaction is that the Fund can recover and reinvest all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the returns it obtains on investments purchased with the cash. Unless the Fund covers its positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), its obligations under the agreements will be subject to the Fund’s limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(k) Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate on the valuation date; (2) purchases and sales of investments, income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and change in unrealized gain (loss) on investments.

Net foreign currency gain (loss) from valuing foreign currency denominated assets and liabilities at period-end exchange rates is reflected as a component of net unrealized appreciation of investments, call options written and foreign currency transactions. Net realized foreign currency gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

20 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.07

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2007 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(l) Forward Foreign Currency Contracts
A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(m) When-Issued/Delayed-Delivery Transactions
The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Fund does not participate in future gains and losses with respect to the security.

(n) Credit-Linked Trust Certificates
Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(o) Custody Credits on Cash Balances
The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. Investment Manager/Sub-Adviser
The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 1.00% of the Fund’s average daily total managed assets. Total managed assets refers to the total assets of the Fund (including any assets attributable to any borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings). With respect to any reverse repurchase agreement, dollar roll or similar leveraging transactions, “total managed assets” includes any proceeds from the sale of an asset of the Fund to a counterparty in such a transaction, in addition to the value of the underlying assets as of the relevant measuring date.

The Investment Manager has retained its affiliate, Pacific Investment Management Company LLC (the “Sub-Adviser”), to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Fund’s investment decisions. The Investment Manager, not the Fund, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

9.30.07 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 21

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2007 (unaudited)

3. Investment in Securities

For the six months ended September 30, 2007, purchases and sales of investments, other than short-term securities and U.S. government obligations, were $134,111,568 and $192,211,258, respectively.

(a) Futures contracts outstanding at September 30, 2007:

		Market
		Value	Expiration	Unrealized
Type	Contracts	(000)	Date	Appreciation
Long: S&P 500 Index	235	$90,363	12/20/07	$2,537,571
S&P 500 Index	510	39,222	12/21/07	1,305,802
				$3,843,373
(b) Options written for the six months ended September 30, 2007:

			Contracts/Notional	Premiums
Options outstanding, March 31, 2007			300	$1,708,881
Options written			1,784	11,725,522
Options exercised			(484)	(4,026,620)
Options terminated in closing purchase transactions			(1,316)	(7,439,149)
Options outstanding, September 30, 2007			284	$1,968,634

(c) Credit default swaps contracts outstanding at September 30, 2007:
	Notional		Payments
	Amount Payable		Received	Unrealized
Swap Counterparty/	on Default	Termination	(Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Bank of America
ABS Home Equity Index	$6,000	7/25/45	(1.54)%	$1,891,816
Long Beach Mortgage Loan Trust	738	7/25/33	4.50%	(259,470)
Barclays Bank
Dow Jones CDX	2,500	6/20/12	0.78%	25,698
Federation of Russia	4,900	7/20/11	1.65%	18,548
Bear Stearns
ABS Home Equity Index	3,000	5/25/46	(2.42)%	1,805,167
Dow Jones CDX	5,000	6/20/08	(0.12)%	7,807
Indymac Home Equity Loan	2,382	6/25/30	(0.45)%	(1,042)
Midori CDO	1,000	2/15/47	(4.03)%	865,439
Citigroup
ABS Home Equity Index	2,000	5/25/46	1.33%	(1,120,189)
Commercial Industrial
Finance	1,000	10/20/20	(2.15)%	197,140
Dow Jones CDX	5,000	6/20/12	0.63%	11,627
Credit Suisse First Boston
Samis	960	3/20/09	2.30%	7,352
Deutsche Bank
Dow Jones CDX	5,000	12/20/10	(0.65)%	(32,734)
Dow Jones CDX	10,000	12/20/11	1.40%	15,747
Dow Jones CDX	2,000	6/20/12	1.035%	(60,389)

22 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.07

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2007 (unaudited)

3. Investment in Securities (continued)

	Notional		Payments
	Amount Payable		Received	Unrealized
Swap Counterparty/	on Default	Termination	(Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Goldman Sachs
ABS Home Equity Index	$3,000	5/25/46	2.42%	$(1,770,790)
CIFC 2006 IA B2L	500	10/20/20	(4.50)%	70,132
CIFC 2006 IA B2L	1,500	10/11/21	(5.00)%	237,917
HSBC Bank
Republic of Ukraine	5,000	4/20/09	0.70%	3,900
JPMorgan Chase
ABS Home Equity Index	3,000	5/25/46	2.42%	(1,784,542)
Merrill Lynch	5,000	3/20/17	(0.40)%	72,720
Qwest Holding	1,000	9/20/10	4.20%	76,665
Windstream	3,000	6/20/12	1.05%	(37,028)
Lehman Brothers
ABS Home Equity Index	2,000	5/25/46	(1.33)%	1,198,240
Federal Republic of Brazil	6,000	6/20/16	2.68%	663,966
Morgan Stanley Dean Witter
Capital I	5,000	12/20/16	(0.34)%	75,323
Merrill Lynch
Dow Jones CDX	20,000	12/20/11	(0.40)%	189,371
Dow Jones CDX	2,500	6/20/12	0.91%	35,817
Dow Jones CDX	1,000	6/20/12	1.058%	(29,263)
Morgan Stanley
Aegis Asset Backed Securities Trust	2,500	6/25/34	(1.15)%	(2,795)
Biomet	4,000	9/20/12	2.95%	52,457
Dow Jones CDX	9,000	6/20/17	(0.60)%	142,295
Federal Republic of Brazil	2,000	6/20/15	4.23%	411,331
Federation of Russia	5,000	6/20/15	1.52%	237,861
Gazprom Capital	5,000	10/20/07	0.44%	10,003
Indymac Home Equity Loan	2,382	6/25/30	1.50%	48,491
Morgan Stanley Dean Witter Capital I	857	8/25/32	2.15%	(462,600)
Republic of Panama	5,000	6/20/15	2.75%	523,369
Republic of Peru	5,000	6/20/15	2.90%	595,889
United Mexican States	5,000	6/20/15	1.40%	272,796
UBS
Aegis Asset Backed Securities Trust	2,500	6/25/34	1.50%	13,271
Wachovia Securities
ABS Home Equity Index	6,000	7/25/45	1.54%	(2,323,067)
				1,894,246

9.30.07 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 23

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2007 (unaudited)

3. Investment in Securities (continued)

(d) Interest rate swap agreements outstanding at September 30, 2007:

			Rate Type
	Notional		Payments	Payments	Unrealized
	Amount	Termination	made by	received by	Appreciation
Swap Counterparty	(000)	Date	Fund	Fund	(Depreciation)
Credit Suisse
First Boston	$21,000	12/19/12	3-Month USD-LIBOR	5.00%	$0
Royal Bank of Scotland	421,100	2/25/17	4.66%	3-Month USD-LIBOR	(555,392)
Royal Bank of Scotland	421,100	2/25/17	3-Month USD-LIBOR	5.84%	(423,634)
UBS	591,000	6/21/25	5.67%	3-Month USD-LIBOR	(30,377,932)
UBS	535,000	6/21/25	3-Month USD-LIBOR	5.70%	18,893,256
					$ (12,463,702)

LIBOR – London Inter-bank Offered Rate

(e) Total Return swap contracts outstanding at September 30, 2007:

Swap	Fund	Fund	Termination	Notional	Unrealized
Counterparty	Receives	Pays	Date	Amount	Depreciation

Barclays Bank	MSCI Daily	3 month LIBOR	10/31/08	$128,999,986	$(6,678)
	Total Return	plus 0.20%
EAFE

EAFE – Europe and Australasia, Far East Equity Index
LIBOR – London Interbank Offered Rate
MSCI – Morgan Stanley Capital International

The Fund received $31,250,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(f) Forward foreign currency contracts outstanding at September 30, 2007:

	U.S. $ Value	U.S. $ Value	Unrealized
	Origination Date	September 30, 2007	Depreciation
Purchased:
£ 1,202,000 settling 11/1/07	$2,457,285	$2,447,071	$(10,214)
Sold:
€ 4,578,000 settling 10/4/07	6,219,236	6,511,625	(292,389)
£ 1,202,000 settling 11/1/07	2,433,545	2,447,071	(13,526)
¥ 160,000,000 settling 10/25/07	1,326,557	1,395,792	(69,235)
			$(385,364)

£ —British Pound
€ —Euros
¥ —Japanese Yen

24 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.07

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2007 (unaudited)

3. Investment in Securities (continued)

(g) The weighted average daily balance of reverse repurchase agreements outstanding during the six months ended September 30, 2007 was $91,698,137 at a weighted average interest rate of 5.32% . Open reverse repurchase agreements at September 30, 2007:

		Trade	Maturity	Principal &
Counter Party	Rate	Date	Date	Interest	Par
Lehman Securities	4.81%	9/24/07	10/31/07	$56,766,042	$56,713,000
	4.81%	9/25/07	10/31/07	10,316,264	10,308,000
	4.90%	9/24/07	10/31/07	20,492,506	20,473,000
					$87,494,000

Details of underlying collateral for open reverse repurchase agreements at September 30, 2007, as reflected in the schedule of investments:

					Maket Value
			Maturity		(including
Counter Party	Description	Rate	Date	Par	interest)
Lehman Securities	Bear Stearns ABS	5.706%	7/25/36	$2,835,121	$2,827,706
	Fannie Mae	6.00%	3/1/30	8,031,978	8,117,519
	Fannie Mae	6.00%	5/25/31	6,845,921	6,909,876
	Fannie Mae	6.50%	2/1/30	1,899,894	1,952,305
	Fannie Mae	8.00%	8/1/32	4,264,828	4,544,091
	Federal Home Loan
	Bank, VRN	Zero	2/27/12	2,000,000	1,949,800
	Freddie Mac	6.00%	5/1/34	16,236,723	16,374,867
	Freddie Mac	6.50%	6/15/31	3,352,870	3,462,436
	Freddie Mac	6.50%	2/15/32	4,993,356	5,190,913
	Freddie Mac	6.50%	12/1/34	11,184,008	11,503,255
	Freddie Mac	6.50%	4/1/35	5,612,331	5,772,534
	Freddie Mac	6.50%	2/1/36	11,533,938	11,841,383
	Freddie Mac	7.00%	6/15/31	5,770,773	5,996,561
	Residential Asset
	Securitization Trust	5.581%	2/25/34	652,069	650,440
	Structured Asset
	Securities Corp.	7.50%	10/25/36	4,252,789	4,603,283
					$91,696,969

4. Income Tax Information

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to the treatment of amounts received under swap agreements. For the six months ended September 30, 2007, the Fund received $7,358,752 from swap agreements which are treated as net realized gain for financial statement purposes and as net income for federal income tax purposes.

The cost basis of portfolio securities of $328,324,994 is substantially the same for both federal income tax and financial statement purposes. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $1,673,568; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $5,864,184; net unrealized depreciation for federal income tax purposes is $4,190,616.

9.30.07 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 25

PIMCO Global StocksPLUS & Income Fund Notes to Financial Statements
September 30, 2007 (unaudited)

5. Subsequent Dividend Declarations

On October 1, 2007, a dividend of $0.18335 per share was declared to shareholders payable November 1, 2007 to shareholders of record on October 11, 2007.

On November 1, 2007, a dividend of $0.18335 per share was declared to shareholders payable December 3, 2007 to shareholders of record on November 12, 2007.

6. Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC (“AGID”) and Allianz Global Investors of America, L.P.) agreed to settle, without admitting or denying the allegations, claims brought by the SEC and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered and dissolved. None of the settlements allege that any inappropriate activity took place with respect to the Fund.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland. Any potential resolution of these matters may include, but not be limited to judgments or settlements for damages against the Investment Manager or its affiliates or related injunctions.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory activities relating to the Fund.

The foregoing speaks only as of the date hereof.

26 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.07

PIMCO Global StocksPLUS & Income Fund Financial Highlights
For a share of stock outstanding throughout each period:

	Six months			For the period
	ended			May 31, 2005*
	September 30, 2007		Year ended	through
	(unaudited)		March 31, 2007	March 31, 2006
Net asset value, beginning of period	$27.56		$26.04	$23.88	**
Investment Operations:
Net investment income	0.57		1.04	0.80
Net realized and change in unrealized gain
on investments, futures contracts, options written, swaps,
unfunded loan commitments and foreign currency transactions	0.45		2.92	3.52
Total from investment operations	1.02		3.96	4.32
Dividends and Distributions to Shareholders from:
Net investment income	(1.10)		(2.24)	(2.11)
Net realized gains	—		(0.20)	—
Total dividends and distributions to shareholders	(1.10)		(2.44)	(2.11)
Capital Share Transactions:
Offering costs charged to paid-in capital in excess of par	—		—	(0.05)
Net asset value, end of period	$27.48		$27.56	$26.04
Market price, end of period	$24.60		$27.36	$24.49
Total Investment Return(1)	(6.26)%		22.51%	6.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$258,111		$258,779	$242,981
Ratio of expenses to average net assets,
including interest expense (2)	3.42	%(3)	2.66%	1.99	%(3)
Ratio of expenses to average net assets,
excluding interest expense (2)	1.51	%(3)	1.42%	1.31	%(3)
Ratio of net investment income to average net assets	4.16	%(3)	3.91%	3.82	%(3)
Portfolio turnover	45%		86%	105%

*	Commencement of operations.

**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.

(1)

Total investment return is calculated assuming a purchase of a share of stock at the current market price on the first day of each period and a sale of a share of stock at the current market price on the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(o) in Notes to Financial Statements).

(3)	Annualized.

9.30.07 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 27

PIMCO Global StocksPLUS & Income Fund	Matters Relating to the Trustees’
Consideration of the Investment
Management & Portfolio
Management Agreements
(unaudited)

The Investment Company Act of 1940 requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested (“Independent”) Trustees, voting separately, approve the Fund’s Management Agreement (the “Advisory Agreement”) with the Investment Manager and Portfolio Management Agreement (the “Sub-Advisory Agreement”, and together with the Advisory Agreement, the “Agreements”) between the Investment Manager and the Sub-Adviser. The Trustees met on June 13, 2007 (the “contract review meeting”) for the specific purpose of considering whether to approve the Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Board of Trustees, including a majority of the Independent Trustees, concluded that the Fund’s Advisory Agreement and the Sub-Advisory Agreement should be approved for a one-year period commencing July 1, 2007.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager and the Sub-Adviser under the Agreements.

In connection with their contract review meeting, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Lipper Analytical Services Inc. (“Lipper Inc.”) on the total return investment performance (based on net assets) of the Fund for various time periods and the investment performance of a group of funds with substantially similar investment classifications/objectives identified by Lipper Inc., (ii) information provided by Lipper Inc. on the Fund’s management fees and other expenses and the management fees and other expenses of comparable funds identified by Lipper Inc., (iii) information regarding the investment performance and management fees of comparable portfolios of other clients of the Sub-Adviser, including institutional separate accounts and other clients, (iv) the profitability to the Investment Manager from its relationship with the Fund for the twelve months ended March 31, 2007, (v) descriptions of various functions performed by the Investment Manager and the Sub-Adviser for the Fund, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Adviser, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Fund.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Adviser’s abilities to provide high quality investment management and other services to the Fund. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Adviser; the experience of key advisory personnel of the Sub-Adviser responsible for portfolio management of the Fund; the ability of the Investment Manager and the Sub-Adviser to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Adviser; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Adviser’s services with respect to regulatory compliance and compliance with the investment policies of the Fund; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Fund; and conditions that might affect the Investment Manager’s or the Sub-Adviser’s ability to provide high quality services to the Fund in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational stability. Based on the foregoing, the Trustees concluded that the Sub-Adviser’s investment process, research capabilities and philosophy were well suited to the Fund given their investment objectives and policies, and that the Investment Manager and the Sub-Adviser would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

28 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.07

PIMCO Global StocksPLUS & Income Fund	Matters Relating to the Trustees’
Consideration of the Investment
Management & Portfolio
Management Agreements
(unaudited) (continued)

Based on information provided by Lipper Inc., the Trustees also reviewed the Fund’s total return investment performance as well as the performance of comparable funds identified by Lipper Inc. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.

In assessing the reasonableness of the Fund’s fees under the Agreements, the Trustees considered, among other information, the Fund’s management fee and the total expense ratio as a percentage of average net assets attributable to common shares and the management fee and total expense ratios of comparable funds identified by Lipper Inc.

The Trustees specifically took note of how the Fund compared to its Lipper Inc. peers as to performance and total expense ratio. The Trustees noted that while the Fund was not charged a separate administration fee, it was not clear whether the peer funds in the Lipper Inc. categories were charged such a fee by their investment managers. Thus, the Trustees, at the recommendation of the Investment Manager, considered the total expenses of the Fund compared to the total expenses of the peer funds, recognizing that the fees for management and administrative services would be subsumed within the total expense ratio.

The Trustees noted that the Fund had significantly outperformed its peer group’s median and low returns and had slightly underperformed the peer group’s high returns for the one-year period ended March 31, 2007. The Trustees noted that in the one-year total return period, the Fund was ranked second out of twenty five funds in its Lipper category for its asset class. The Trustees also noted that that Fund’s expense ratio was in line with the high for its peer group and was above the median and the low for its peer group.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that they were satisfied with the Investment Manager’s and the Sub-Adviser’s responses and efforts relating to investment performance and the comparative positioning of the Fund with respect to the management fee paid to the Investment Manager.

The Trustees also considered the management fees charged by the Sub-Adviser to other clients, including institutional separate accounts with investment strategies similar to those of the Fund. Regarding the institutional separate accounts, they noted that the management fees paid by the Fund was generally higher than the fees paid by these other clients of the Sub-Adviser, but were advised that the administrative burden for the Investment Manager and the Sub-Adviser with respect to the Fund is also relatively higher, due in part to the more extensive regulatory regime to which the Fund was subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Fund was generally higher than the fees paid by the open-end funds but were advised that there are additional portfolio management challenges in managing the Fund, such as meeting a regular dividend.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the profitability of the Investment Manager from its relationship with the Fund and determined that such profitability was not excessive.

The Trustees also took into account that, as closed-end investment companies, the Fund do not currently intend to raise additional assets, so the assets of the Fund will grow (if at all) only through the investment performance of the Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Adviser, such as reputational value derived from serving as Investment Manager and Sub-Adviser to the Fund.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Adviser to the Fund.

9.30.07 | PIMCO Global StocksPLUS & Income Fund Semi-Annual Report 29

PIMCO Global StocksPLUS & Income Fund	Annual Shareholder
Meeting Results (unaudited)

The Fund held its annual meeting of shareholders on July 25, 2007. Shareholders voted to re-elect John J. Dalessandro II and R. Peter Sullivan III and elect John C. Maney and William B. Ogden, IV as Trustees as indicated below:

		Withheld
	Affirmative	Authority
Re-election of John J. Dalessandro II — Class II to serve until 2010	8,550,055	84,013
Election of John C. Maney — Class III to serve until 2008	8,558,976	75,092
Election of William B. Ogden, IV — Class I to serve until 2009	8,558,822	75,246
Re-election of R. Peter Sullivan III — Class II to serve until 2010	8,554,178	79,890

Messrs. Paul Belica, Robert E. Connor and Hans W. Kertess continue to serve as Trustees.

30 PIMCO Global StocksPLUS & Income Fund Semi-Annual Report | 9.30.07

Trustees and Principal Officers

Hans W. Kertess
     Trustee, Chairman of the Board of Trustees

Paul Belica
     Trustee

Robert E. Connor
     Trustee

John J. Dalessandro II
     Trustee

John C. Maney
     Trustee

William B. Ogden, IV
     Trustee

R. Peter Sullivan III
Trustee	Brian S. Shlissel
     President & Chief Executive Officer

Lawrence G. Altadonna
     Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo
     Vice President, Secretary & Chief Legal Officer

Scott Whisten
     Assistant Treasurer

Youse E. Guia
     Chief Compliance Officer

William V. Healey
     Assistant Secretary

Richard H. Kirk
     Assistant Secretary

Kathleen A. Chapman
     Assistant Secretary

Lagan Srivastava
Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent
State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02110-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Global StocksPLUS & Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without examination by an independent registered accounting firm, who did not express an opinion hereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com/closedendfunds.

On August 15, 2007, the Fund submitted a CEO annual certification to the New York Stock Exchange (‘‘NYSE’’) on which the Fund’s principal executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund’s shareholder servicing agent at (800) 331-1710.

ITEM 2.      CODE OF ETHICS

Not required in this filing.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6.      SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required in this filing.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11.      CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a -3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12.      EXHIBITS

(a)	Exhibit 99 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PIMCO Global StocksPLUS & Income Fund

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date December 5, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date December 5, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President and Chief Executive Officer

Date December 5, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date December 5, 2007